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                                      First MetLife Investors Insurance Company
                                      5 Park Plaza, Suite 1900
                                      Irvine, California 92614

May 3, 2006

VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Annuity Account One
    File No. 333-96775 (Class A)
    Rule 497(j) Certification

Commissioners:

     On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") dated May 1, 2006 and Supplement dated May 1, 2006 to the May 1, 2006 Prospectus being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI and Supplement to the Prospectus contained in Post-Effective Amendment No. 9 for the Account filed electronically with the Commission on April 21, 2006.

     If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company